Financial risk management - Financial assets and liabilities at fair value (Details) - Fair value - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial risk Management
Financial assets, at fair value	$ 1,287,434	$ 1,300,054
Financial liabilities, at fair value	14,222	15,037
Derivative financial instruments
Financial risk Management
Financial liabilities, at fair value	14,222	15,037
Level 1
Financial risk Management
Financial assets, at fair value	1,072,105	1,153,205
Level 2
Financial risk Management
Financial assets, at fair value	215,328	146,849
Financial liabilities, at fair value	14,222	15,037
Level 2 | Derivative financial instruments
Financial risk Management
Financial liabilities, at fair value	14,222	15,037
Cash and cash equivalents
Financial risk Management
Financial assets, at fair value	1,032,938	1,019,037
Cash and cash equivalents | Level 1
Financial risk Management
Financial assets, at fair value	1,032,938	1,019,037
Financial investments
Financial risk Management
Financial assets, at fair value	92,233	206,547
Financial investments | Level 1
Financial risk Management
Financial assets, at fair value	39,167	134,168
Financial investments | Level 2
Financial risk Management
Financial assets, at fair value	53,065	72,379
Derivative financial instruments
Financial risk Management
Financial assets, at fair value	11,205	11,777
Derivative financial instruments | Level 2
Financial risk Management
Financial assets, at fair value	11,205	11,777
Trade accounts receivable
Financial risk Management
Financial assets, at fair value	151,058	62,693
Trade accounts receivable | Level 2
Financial risk Management
Financial assets, at fair value	$ 151,058	$ 62,693